                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                10020
         (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: August 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley S&P 500 Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended August 31, 2004

Total Return for the 12-Month Period Ended August 31, 2004

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper S&P 500 Funds Index[2]
10.70%	9.88%	9.85%	10.97%	11.46%	11.08%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity markets produced mixed results over the 12-month period ending August 31, 2004. The market performed strongly during the first half of the fiscal year, fueled by improving economic indicators. Consumer spending remained strong and investor confidence was further boosted by rising corporate profits as companies trimmed costs and improved their balance sheets. However, during the latter half of the period concerns over inflation, terrorism and investor confidence eroded performance. While the federal tax cut and the Federal Reserve's maintenance of extremely low interest rates supported strong performance earlier in the period, an especially strong March labor report was enough to revive concerns that the low interest rates would not be maintained. By the spring, equity markets faced further uncertainty following convictions for corporate wrongdoing and the terrorist attack in Madrid. Oil prices rose and fears of inflation and economic slowdown resurfaced. By the end of August, terrorism fears abated somewhat as both the national conventions and the Olympics passed without incident. However, uncertainties over weak employment and income numbers and the upcoming presidential election continued to keep the market in a tight range.

Performance was largely consistent across all segments of the market, with smaller-cap stocks strongly benefiting from the rally that occurred in the first half of the period but only slightly outperforming their larger counterparts for the 12 months overall. Value stocks generally outperformed growth stocks over the period. The top-performing sectors for the period included the energy and utilities sectors, as energy stocks benefited from high oil and energy prices and utilities stocks performed well in the rising-interest-rate environment. The telecommunications, industrials and financials sectors were all strong-performing sectors as well, while the Internet technology, consumer discretionary and health-care areas underperformed for the period.

Performance Analysis

The Fund and the S&P 500 Index benefited from significant gains in a number of sectors, particularly energy, utilities and telecommunications. Performance within the energy sector was boosted by the weak dollar and the rising price of oil, while the utilities and telecommunications sectors were able to make a recovery during the period. In addition, the utilities sector benefited from the improvement of balance sheets among many utilities companies. To a lesser extent, the basic materials sector improved as the dollar remained soft and commodity prices improved. Although these sectors constituted the strongest-performing ones for the 12 months, the largest contributor to positive performance was the financials sector, because it is the largest sector in the index and outperformed the market slightly during a period of low interest rates.

A number of individual company names across various sectors also made particularly significant contributions to performance. U.S. Steel performed strongly as steel prices improved and the economy continued to recover, while Reynolds America made strong gains following the approval of its merger deal with British America Tobacco. In the technology sector, Allegheny Technologies was a positive driver during a period of substantial economic recovery, while Autodesk also performed well after seeing a significant increase in sales of its software.

Although a number of names were positive contributors within the technology sector for the period, other companies weakened performance for the index, as the technology sector generally saw mixed returns for the period. Key detractors for the index included positions in the technology sector such as Ciena and LSI, which suffered from a loss of market share. Veritas was a detractor after missing forecasts and seeing its stock drop in January and July as a result, and Winn-Dixie suffered a major loss in early January after suspending dividends. Delta Airlines also performed poorly for the period, suffering from rising oil prices and complications related to pilot negotiations.

The investment performance of the S&P 500 Index does not include any expenses, sales charges or fees. Indexes are unmanaged and such costs would lower performance. As a result, the Fund's performance will not exactly track the performance of the Index. It is not possible to invest directly in an index.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies included in the S&P 500 Index. The Investment Manager, Morgan Stanley Investment Advisors Inc., passively manages the Fund's assets by investing in stocks in approximately the same proportion as they are represented in the index. For example, if the common stock of a specific company represents 5 percent of the index, the Investment Manager typically will invest the same percentage of the Fund's assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States.

TOP 10 HOLDINGS
General Electric	3.3%
Exxon Mobil	2.9
Microsoft	2.8
Pfizer	2.4
Citigroup	2.3
Wal-Mart	2.2
American International Group	1.8
Bank of America	1.8
Johnson & Johnson	1.7
Procter & Gamble	1.4

TOP FIVE INDUSTRIES
Pharmaceuticals: Major	7.5%
Industrial Conglomerates	5.8
Major Banks	4.9
Financial Conglomerates	4.8
Integrated Oil	4.5

Data as of August 31, 2004. Subject to change daily. All percentages for the top 10 holdings and top five industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended August 31 is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns — Period Ended August 31, 2004

	Class A Shares* (since 09/26/97)		Class B Shares** (since 09/26/97)		Class C Shares† (since 09/26/97)		Class D Shares†† (since 09/26/97)
Symbol	SPIAX		SPIBX		SPICX		SPIDX
1 Year	10.70%	[3]	9.88%	[3]	9.85%	[3]	10.97%	[3]
	4.88	[4]	4.88	[4]	8.85	[4]	—
5 Years	(2.71)	[3]	(3.47)	[3]	(3.48)	[3]	(2.51)	[3]
	(3.76)	[4]	(3.86)	[4]	(3.48)	[4]	—
Since Inception	3.09	[3]	2.29	[3]	2.28	[3]	3.32	[3]
	2.29	[4]	2.29	[4]	2.28	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper S&P 500 Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on August 31, 2004.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 – 08/31/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	03/01/04	08/31/04	03/01/04 – 08/31/04
Class A
Actual (–2.98% return)	$1,000.00	$970.20	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30
Class B
Actual (–3.41% return)	$1,000.00	$965.90	$7.07
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.25
Class C
Actual (–3.49% return)	$1,000.00	$965.10	$7.06
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.25
Class D
Actual (–2.96% return)	$1,000.00	$970.40	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	$2.19

*	Expenses are equal to the Fund's annualized expense ratio of 0.65%, 1.43%, 1.43% and 0.43% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense ratios would have been 0.71%, 1.48%, 1.48% and 0.48%, respectively.

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004

NUMBER OF SHARES		VALUE
	Common Stocks (99.7%)
	Advertising/Marketing Services (0.2%)
72,023	Interpublic Group of Companies, Inc. (The)*	$759,843
32,502	Omnicom Group, Inc.	2,236,463
		2,996,306
	Aerospace & Defense (1.3%)
144,955	Boeing Co.	7,569,550
34,222	General Dynamics Corp.	3,341,436
20,219	Goodrich Corp.	642,155
77,158	Lockheed Martin Corp.	4,149,557
61,809	Northrop Grumman Corp.	3,192,435
76,968	Raytheon Co.	2,673,099
30,487	Rockwell Collins, Inc.	1,048,448
		22,616,680
	Agricultural Commodities/ Milling (0.1%)
111,747	Archer-Daniels-Midland Co.	1,784,600
	Air Freight/Couriers (1.0%)
51,357	FedEx Corp.	4,210,760
193,787	United Parcel Service, Inc. (Class B)	14,156,140
		18,366,900
	Airlines (0.1%)
21,408	Delta Air Lines, Inc.*	86,488
135,852	Southwest Airlines Co.	2,013,327
		2,099,815
	Alternative Power Generation (0.0%)
71,529	Calpine Corp.*	244,629
	Aluminum (0.3%)
149,473	Alcoa, Inc.	4,839,936
	Apparel/Footwear (0.4%)
29,431	Cintas Corp.	1,206,965
6,300	Coach, Inc.*	265,545
21,684	Jones Apparel Group, Inc.	773,902
19,074	Liz Claiborne, Inc.	726,147
45,387	Nike, Inc. (Class B)	3,418,095
10,309	Reebok International Ltd.	350,197
18,890	V.F. Corp.	932,033
		7,672,884
	Apparel/Footwear Retail (0.4%)
154,772	Gap, Inc. (The)	$2,900,427
81,023	Limited Brands, Inc.	1,626,942
23,918	Nordstrom, Inc.	888,075
85,091	TJX Companies, Inc. (The)	1,800,526
		7,215,970
	Auto Parts: O.E.M. (0.3%)
25,622	Dana Corp.	483,487
96,337	Delphi Corp.	882,447
25,892	Eaton Corp.	1,562,582
32,670	Johnson Controls, Inc.	1,839,321
22,253	Visteon Corp.	207,620
		4,975,457
	Automotive Aftermarket (0.0%)
12,751	Cooper Tire & Rubber Co.	288,683
30,145	Goodyear Tire & Rubber Co. (The)*	330,992
		619,675
	Beverages: Alcoholic (0.5%)
138,265	Anheuser-Busch Companies, Inc.	7,300,392
20,881	Brown-Forman Corp. (Class B)	991,639
6,391	Coors (Adolph) Co. (Class B)	437,720
		8,729,751
	Beverages: Non-Alcoholic (1.2%)
418,753	Coca-Cola Co. (The)	18,722,447
80,816	Coca-Cola Enterprises Inc.	1,668,850
44,277	Pepsi Bottling Group, Inc. (The)	1,186,181
		21,577,478
	Biotechnology (1.3%)
218,628	Amgen Inc.*	12,962,454
58,413	Biogen Idec Inc.*	3,465,643
32,486	Chiron Corp.*	1,376,757
38,944	Genzyme Corp.*	2,102,976
36,847	Gilead Sciences, Inc.*	2,547,233
42,767	MedImmune, Inc.*	1,020,848
8,482	Millipore Corp.*	426,645
		23,902,556

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
	Broadcasting (0.3%)
105,612	Clear Channel Communications, Inc.	$3,539,058
55,603	Univision Communications Inc. (Class A)*	1,834,899
		5,373,957
	Building Products (0.2%)
36,974	American Standard Companies, Inc.*	1,390,592
75,308	Masco Corp.	2,419,646
		3,810,238
	Cable/Satellite TV (0.6%)
385,530	Comcast Corp. (Class A)*	10,860,380
	Casino/Gaming (0.2%)
19,396	Harrah's Entertainment, Inc.	934,693
59,988	International Game Technology	1,730,654
		2,665,347
	Chemicals: Agricultural (0.1%)
45,660	Monsanto Co.	1,671,156
	Chemicals: Major Diversified (1.0%)
160,952	Dow Chemical Co. (The)	6,890,355
171,968	Du Pont (E.I.) de Nemours & Co.	7,267,368
13,313	Eastman Chemical Co.	619,454
21,365	Engelhard Corp.	603,989
18,905	Hercules Inc.*	259,377
38,532	Rohm & Haas Co.	1,561,702
		17,202,245
	Chemicals: Specialty (0.3%)
39,077	Air Products & Chemicals, Inc.	2,046,853
8,724	Great Lakes Chemical Corp.	227,871
55,871	Praxair, Inc.	2,267,245
11,886	Sigma-Aldrich Corp.	680,949
		5,222,918
	Commercial Printing/Forms (0.1%)
8,577	Deluxe Corp.	366,409
37,349	Donnelley (R.R.) & Sons Co.	1,147,735
		1,514,144
	Computer Communications (1.3%)
76,282	Avaya Inc.*	$924,538
1,162,466	Cisco Systems, Inc.*	21,807,862
16,028	QLogic Corp.*	418,491
		23,150,891
	Computer Peripherals (0.4%)
420,168	EMC Corp.*	4,525,209
22,339	Lexmark International, Inc.*	1,975,885
59,747	Network Appliance, Inc.*	1,199,122
		7,700,216
	Computer Processing Hardware (1.7%)
65,339	Apple Computer, Inc.*	2,253,542
433,763	Dell Inc.*	15,112,303
64,023	Gateway, Inc.*	281,061
524,258	Hewlett-Packard Co.	9,378,976
16,264	NCR Corp.*	718,381
571,834	Sun Microsystems, Inc.*	2,195,843
		29,940,106
	Construction Materials (0.1%)
17,554	Vulcan Materials Co.	836,799
	Containers/Packaging (0.2%)
19,378	Ball Corp.	723,575
18,383	Bemis Company, Inc.	485,863
26,336	Pactiv Corp.*	622,846
14,498	Sealed Air Corp.*	712,142
9,517	Temple-Inland, Inc.	649,821
		3,194,247
	Contract Drilling (0.2%)
25,542	Nabors Industries, Ltd. (Bermuda)*	1,126,402
23,181	Noble Corp.*	932,340
18,189	Rowan Companies, Inc.*	442,356
55,154	Transocean Inc. (Cayman Islands)*	1,693,228
		4,194,326
	Data Processing Services (1.0%)
23,387	Affiliated Computer Services, Inc. (Class A)*	1,270,616
101,516	Automatic Data Processing, Inc.	4,037,291
32,249	Computer Sciences Corp.*	1,494,741
24,639	Convergys Corp.*	342,482

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
150,000	First Data Corp.	$6,337,500
33,518	Fiserv, Inc.*	1,165,756
64,930	Paychex, Inc.	1,926,473
49,878	SunGard Data Systems Inc.*	1,147,194
		17,722,053
	Department Stores (0.5%)
14,359	Dillard's, Inc. (Class A)	272,821
30,913	Federated Department Stores, Inc.	1,341,624
58,625	Kohl's Corp.*	2,900,765
50,003	May Department Stores Co.	1,225,574
48,504	Penney (J.C.) Co., Inc.	1,858,673
36,583	Sears, Roebuck & Co.	1,400,397
		8,999,854
	Discount Stores (2.9%)
19,806	Big Lots, Inc.*	241,435
78,912	Costco Wholesale Corp.	3,248,807
56,683	Dollar General Corp.	1,116,655
29,488	Family Dollar Stores, Inc.	779,958
157,045	Target Corp.	7,001,066
737,343	Wal-Mart Stores, Inc.	38,835,856
		51,223,777
	Drugstore Chains (0.5%)
68,306	CVS Corp.	2,732,240
176,149	Walgreen Co.	6,420,631
		9,152,871
	Electric Utilities (2.6%)
109,545	AES Corp. (The)*	1,105,309
21,829	Allegheny Energy, Inc.*	320,668
33,120	Ameren Corp.	1,549,685
68,022	American Electric Power Co., Inc.	2,226,360
52,814	CenterPoint Energy, Inc.	577,785
30,929	Cinergy Corp.	1,252,006
28,117	CMS Energy Corp.*	269,923
41,424	Consolidated Edison, Inc.	1,748,093
28,968	Constellation Energy Group, Inc.	1,190,585
56,139	Dominion Resources, Inc.	3,642,860
29,819	DTE Energy Co.	1,232,121
157,291	Duke Energy Corp.	3,482,423
56,015	Edison International	1,505,683
39,589	Entergy Corp.	$2,387,217
113,638	Exelon Corp.	4,187,560
56,707	FirstEnergy Corp.	2,281,890
31,774	FPL Group, Inc.	2,198,761
72,043	PG&E Corp.*	2,102,935
15,707	Pinnacle West Capital Corp.	662,992
30,572	PPL Corp.	1,462,259
42,393	Progress Energy, Inc.	1,860,629
40,678	Public Service Enterprise Group, Inc.	1,722,307
126,788	Southern Co. (The)	3,848,016
32,386	TECO Energy, Inc.	429,438
52,239	TXU Corp.	2,174,710
68,648	Xcel Energy, Inc.	1,211,637
		46,633,852
	Electrical Products (0.4%)
34,417	American Power Conversion Corp.	578,206
15,904	Cooper Industries Ltd. (Class A) (Bermuda)	878,219
72,530	Emerson Electric Co.	4,514,992
32,602	Molex Inc.	941,220
14,389	Power-One, Inc.*	108,061
		7,020,698
	Electronic Components (0.1%)
34,509	Jabil Circuit, Inc.*	711,921
89,559	Sanmina-SCI Corp.*	619,748
165,292	Solectron Corp.*	852,907
		2,184,576
	Electronic Equipment/ Instruments (0.4%)
82,773	Agilent Technologies, Inc.*	1,696,846
247,599	JDS Uniphase Corp.*	770,033
31,959	Rockwell Automation, Inc.	1,246,401
26,333	Scientific-Atlanta, Inc.	717,311
40,316	Symbol Technologies, Inc.	520,076
14,550	Tektronix, Inc.	415,693
28,491	Thermo Electron Corp.*	748,459
137,582	Xerox Corp.*	1,847,726
		7,962,545

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (0.4%)
289,834	Applied Materials, Inc.*	$4,605,462
33,796	KLA-Tencor Corp.*	1,262,619
25,420	Novellus Systems, Inc.*	621,011
33,350	Teradyne, Inc.*	429,214
		6,918,306
	Electronics/Appliance Stores (0.2%)
55,787	Best Buy Co., Inc.	2,595,211
34,176	Circuit City Stores – Circuit City Group	443,263
27,651	RadioShack Corp.	744,918
		3,783,392
	Electronics/Appliances (0.1%)
49,275	Eastman Kodak Co.	1,457,554
13,569	Maytag Corp.	274,501
11,861	Whirlpool Corp.	725,182
		2,457,237
	Engineering & Construction (0.0%)
14,275	Fluor Corp.	610,256
	Environmental Services (0.2%)
54,549	Allied Waste Industries, Inc.*	558,582
99,807	Waste Management, Inc.	2,773,637
		3,332,219
	Finance/Rental/Leasing (2.0%)
41,220	Capital One Financial Corp.	2,793,067
96,066	Countrywide Financial Corp.	3,415,146
166,613	Fannie Mae	12,404,338
118,365	Freddie Mac	7,944,659
219,663	MBNA Corp.	5,302,665
50,061	Providian Financial Corp.*	722,881
11,246	Ryder System, Inc.	492,687
75,466	SLM Corp.	2,944,683
		36,020,126
	Financial Conglomerates (4.8%)
219,697	American Express Co.	10,989,244
889,105	Citigroup, Inc.	41,414,511
612,625	J.P. Morgan Chase & Co.	24,247,697
54,879	Principal Financial Group, Inc.	1,904,850
90,432	Prudential Financial, Inc.	4,176,150
57,753	State Street Corp.	2,606,970
		85,339,422
	Financial Publishing/Services (0.3%)
23,549	Equifax, Inc.	$574,596
32,752	McGraw-Hill Companies, Inc. (The)	2,480,309
25,737	Moody's Corp.	1,764,529
		4,819,434
	Food Distributors (0.2%)
109,933	SYSCO Corp.	3,533,247
	Food Retail (0.3%)
63,234	Albertson's, Inc.	1,554,292
127,660	Kroger Co.*	2,110,220
76,730	Safeway Inc.*	1,549,946
23,176	Supervalu, Inc.	610,919
24,440	Winn-Dixie Stores, Inc.	101,915
		5,927,292
	Food: Major Diversified (1.6%)
70,656	Campbell Soup Co.	1,834,230
64,978	General Mills, Inc.	3,070,210
60,534	Heinz (H.J.) Co.	2,294,844
70,602	Kellogg Co.	2,963,872
293,480	PepsiCo, Inc.	14,674,000
135,878	Sara Lee Corp.	3,006,980
		27,844,136
	Food: Meat/Fish/Dairy (0.1%)
90,847	ConAgra Foods Inc.	2,380,191
	Food: Specialty/Candy (0.3%)
44,592	Hershey Foods Corp.	2,152,902
23,641	McCormick & Co., Inc. (Non-Voting)	793,156
38,614	Wrigley (Wm.) Jr. Co. (Class A)	2,395,226
		5,341,284
	Forest Products (0.2%)
18,706	Louisiana-Pacific Corp.	462,038
41,460	Weyerhaeuser Co.	2,591,665
		3,053,703
	Gas Distributors (0.2%)
65,153	Dynegy, Inc. (Class A)*	284,067
27,536	KeySpan Corp.	1,049,122

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
7,575	Nicor Inc.	$271,564
45,286	NiSource, Inc.	941,949
6,454	Peoples Energy Corp.	268,164
39,501	Sempra Energy	1,427,961
		4,242,827
	Home Building (0.2%)
21,208	Centex Corp.	970,690
8,031	KB Home	552,292
21,796	Pulte Homes, Inc.	1,284,874
		2,807,856
	Home Furnishings (0.1%)
33,006	Leggett & Platt, Inc.	887,531
47,245	Newell Rubbermaid, Inc.	1,017,185
		1,904,716
	Home Improvement Chains (1.2%)
382,149	Home Depot, Inc. (The)	13,971,367
135,164	Lowe's Companies, Inc.	6,717,651
24,619	Sherwin-Williams Co.	1,016,765
		21,705,783
	Hospital/Nursing Management (0.3%)
83,492	HCA, Inc.	3,240,325
41,788	Health Management Associates, Inc. (Class A)	798,987
15,282	Manor Care, Inc.	468,699
80,026	Tenet Healthcare Corp.*	833,871
		5,341,882
	Hotels/Resorts/Cruiselines (0.5%)
108,773	Carnival Corp. (Panama)	4,980,716
65,912	Hilton Hotels Corp.	1,176,529
38,889	Marriott International, Inc. (Class A)	1,845,283
35,587	Starwood Hotels & Resorts Worldwide, Inc.	1,572,945
		9,575,473
	Household/Personal Care (2.8%)
15,555	Alberto-Culver Co. (Class B)	751,151
81,125	Avon Products, Inc.	3,584,102
36,472	Clorox Co. (The)	1,927,180
91,479	Colgate-Palmolive Co.	4,939,866
172,520	Gillette Co. (The)	7,332,100
16,222	International Flavors & Fragrances, Inc.	$625,034
86,190	Kimberly-Clark Corp.	5,748,873
441,949	Procter & Gamble Co. (The)	24,735,886
		49,644,192
	Industrial Conglomerates (5.8%)
134,465	3M Co.	11,074,537
52,948	Danaher Corp.	2,722,586
1,814,552	General Electric Co.**	59,499,160
147,648	Honeywell International, Inc.	5,312,375
29,794	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,936,908
15,923	ITT Industries, Inc.	1,259,509
23,660	Textron, Inc.	1,502,173
344,797	Tyco International Ltd. (Bermuda)	10,799,042
88,361	United Technologies Corp.	8,297,982
		102,404,272
	Industrial Machinery (0.4%)
53,254	Illinois Tool Works Inc.	4,861,558
20,555	Parker-Hannifin Corp.	1,117,575
		5,979,133
	Industrial Specialties (0.2%)
44,177	Ecolab Inc.	1,321,776
29,498	PPG Industries, Inc.	1,763,095
		3,084,871
	Information Technology Services (1.6%)
29,263	Citrix Systems, Inc.*	465,574
83,277	Electronic Data Systems Corp.	1,600,584
289,757	International Business Machines Corp.	24,539,520
62,731	PeopleSoft, Inc.*	1,091,519
57,305	Unisys Corp.*	575,342
		28,272,539
	Insurance Brokers/Services (0.3%)
54,175	AON Corp.	1,405,841
89,968	Marsh & McLennan Companies, Inc.	4,020,670
		5,426,511

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
	Integrated Oil (4.5%)
15,476	Amerada Hess Corp.	$1,245,818
183,968	ChevronTexaco Corp.	17,936,880
117,912	ConocoPhillips	8,776,190
1,124,395	Exxon Mobil Corp.	51,834,609
		79,793,497
	Internet Software/Services (0.4%)
86,406	Siebel Systems, Inc.*	657,550
231,536	Yahoo! Inc.*	6,601,091
		7,258,641
	Investment Banks/Brokers (1.9%)
18,040	Bear Stearns Companies, Inc. (The)	1,586,077
62,827	E*TRADE Group, Inc.*	740,102
82,967	Goldman Sachs Group, Inc. (The)	7,437,992
47,606	Lehman Brothers Holdings Inc.	3,517,607
165,218	Merrill Lynch & Co., Inc.	8,437,683
188,981	Morgan Stanley (Note 4)	9,587,006
234,647	Schwab (Charles) Corp. (The)	2,217,414
		33,523,881
	Investment Managers (0.4%)
18,585	Federated Investors, Inc. (Class B)	536,177
42,979	Franklin Resources, Inc.	2,289,491
41,152	Janus Capital Group, Inc.	565,428
72,980	Mellon Financial Corp.	2,106,203
21,781	Price (T.) Rowe Group, Inc.	1,078,813
		6,576,112
	Life/Health Insurance (0.7%)
87,441	AFLAC, Inc.	3,506,384
24,039	Jefferson-Pilot Corp.	1,151,468
30,654	Lincoln National Corp.	1,388,626
129,947	MetLife, Inc.	4,840,526
19,137	Torchmark Corp.	985,173
50,940	UnumProvident Corp.	824,209
		12,696,386
	Major Banks (4.9%)
701,038	Bank of America Corp.	31,532,689
133,677	Bank of New York Co., Inc. (The)	3,983,575
96,465	BB&T Corp.	$3,857,635
29,784	Comerica, Inc.	1,791,508
39,441	Huntington Bancshares, Inc.	973,009
70,547	KeyCorp	2,211,648
116,486	National City Corp.	4,402,006
48,488	PNC Financial Services Group	2,602,351
79,256	Regions Financial Corp.	2,559,176
56,698	SouthTrust Corp.	2,344,462
48,555	SunTrust Banks, Inc.	3,306,595
226,038	Wachovia Corp.	10,603,443
290,132	Wells Fargo & Co.	17,045,255
		87,213,352
	Major Telecommunications (2.9%)
52,982	ALLTEL Corp.	2,895,466
136,492	AT&T Corp.	2,017,352
315,371	BellSouth Corp.	8,439,328
569,393	SBC Communications, Inc.	14,684,645
245,219	Sprint Corp. (FON Group)	4,825,910
476,285	Verizon Communications Inc.	18,694,186
		51,556,887
	Managed Health Care (1.1%)
26,200	Aetna, Inc.	2,427,430
23,833	Anthem, Inc.*	1,936,193
78,638	Caremark Rx, Inc.*	2,256,911
24,311	CIGNA Corp.	1,618,140
27,761	Humana, Inc.*	527,459
114,785	UnitedHealth Group Inc.	7,590,732
26,760	WellPoint Health Networks, Inc.*	2,627,297
		18,984,162
	Media Conglomerates (1.7%)
352,822	Disney (Walt) Co. (The)	7,920,854
783,893	Time Warner Inc.*	12,816,651
297,879	Viacom Inc. (Class B) (Non-Voting)	9,922,349
		30,659,854
	Medical Distributors (0.3%)
19,308	AmerisourceBergen Corp.	1,044,563
73,995	Cardinal Health, Inc.	3,344,574
50,341	McKesson Corp.	1,558,054
		5,947,191

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
	Medical Specialties (2.3%)
34,700	Applera Corp. – Applied Biosystems Group	$660,688
17,938	Bard (C.R.), Inc.	1,006,322
9,105	Bausch & Lomb, Inc.	600,475
105,376	Baxter International, Inc.*	3,218,183
43,545	Becton, Dickinson & Co.	2,095,385
43,741	Biomet, Inc.	1,996,777
143,571	Boston Scientific Corp.*	5,129,792
19,618	Fisher Scientific International, Inc.*	1,117,637
53,926	Guidant Corp.	3,224,775
26,828	Hospira, Inc.*	743,136
208,407	Medtronic, Inc.	10,368,248
21,507	Pall Corp.	523,911
21,956	PerkinElmer, Inc.	383,791
30,287	St. Jude Medical, Inc.*	2,036,801
68,802	Stryker Corp.	3,116,731
20,548	Waters Corp.*	889,934
41,953	Zimmer Holdings, Inc.*	2,991,249
		40,103,835
	Miscellaneous Commercial Services (0.0%)
23,906	Sabre Holdings Corp.	549,838
	Miscellaneous Manufacturing (0.1%)
10,236	Crane Co.	276,372
34,944	Dover Corp.	1,318,437
		1,594,809
	Motor Vehicles (0.7%)
314,767	Ford Motor Co.	4,441,362
97,072	General Motors Corp.	4,010,044
50,743	Harley-Davidson, Inc.	3,096,338
		11,547,744
	Multi-Line Insurance (2.1%)
448,418	American International Group, Inc.	31,945,298
50,206	Hartford Financial Services Group, Inc. (The)	3,070,599
31,890	Loews Corp.	1,811,352
23,951	Safeco Corp.	1,153,720
		37,980,969
	Office Equipment/Supplies (0.2%)
18,991	Avery Dennison Corp.	$1,180,291
39,737	Pitney Bowes, Inc.	1,730,944
		2,911,235
	Oil & Gas Pipelines (0.2%)
110,205	El Paso Corp.	901,477
21,332	Kinder Morgan, Inc.	1,290,586
89,371	Williams Companies, Inc. (The)	1,062,621
		3,254,684
	Oil & Gas Production (1.0%)
43,303	Anadarko Petroleum Corp.	2,564,404
55,915	Apache Corp.	2,498,841
68,208	Burlington Resources, Inc.	2,471,176
41,227	Devon Energy Corp.	2,671,922
20,040	EOG Resources, Inc.	1,157,711
25,721	Kerr-McGee Corp.	1,357,554
67,255	Occidental Petroleum Corp.	3,473,721
45,311	Unocal Corp.	1,691,913
		17,887,242
	Oil Refining/Marketing (0.3%)
12,099	Ashland, Inc.	622,252
59,386	Marathon Oil Corp.	2,153,930
12,992	Sunoco, Inc.	799,008
22,132	Valero Energy Corp.	1,461,376
		5,036,566
	Oilfield Services/Equipment (0.7%)
57,267	Baker Hughes Inc.	2,252,311
27,663	BJ Services Co.*	1,329,207
75,671	Halliburton Co.	2,207,323
101,292	Schlumberger Ltd. (Netherlands; Antilles)	6,259,846
		12,048,687
	Other Consumer Services (1.0%)
30,357	Apollo Group, Inc. (Class A)*	2,367,846
30,082	Block (H.&R.), Inc.	1,451,757
175,359	Cendant Corp.	3,793,015
113,016	eBay Inc.*	9,780,405
		17,393,023

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
	Other Consumer Specialties (0.1%)
25,144	Fortune Brands, Inc.	$1,839,284
	Other Metals/Minerals (0.1%)
16,075	Phelps Dodge Corp.	1,311,077
	Packaged Software (4.0%)
41,045	Adobe Systems, Inc.	1,882,734
19,513	Autodesk, Inc.	866,572
38,307	BMC Software, Inc.*	573,456
100,542	Computer Associates International, Inc.	2,435,127
66,394	Compuware Corp.*	300,765
32,933	Intuit Inc.*	1,392,737
15,851	Mercury Interactive Corp.*	547,018
1,855,873	Microsoft Corp.	50,665,333
66,480	Novell, Inc.*	392,232
893,146	Oracle Corp.*	8,904,666
46,089	Parametric Technology Corp.*	224,453
53,612	Symantec Corp.*	2,571,232
74,244	VERITAS Software Corp.*	1,241,360
		71,997,685
	Personnel Services (0.1%)
20,149	Monster Worldwide Inc.*	407,614
29,501	Robert Half International, Inc.	722,774
		1,130,388
	Pharmaceuticals: Generic Drugs (0.1%)
46,171	Mylan Laboratories, Inc.	804,299
18,717	Watson Pharmaceuticals, Inc.*	515,466
		1,319,765
	Pharmaceuticals: Major (7.5%)
268,147	Abbott Laboratories	11,179,048
334,284	Bristol-Myers Squibb Co.	7,932,559
510,376	Johnson & Johnson	29,652,846
194,186	Lilly (ELI) & Co.	12,321,102
382,035	Merck & Co., Inc.	17,180,114
1,311,877	Pfizer, Inc.	42,859,022
253,048	Schering-Plough Corp.	4,671,266
229,260	Wyeth	8,384,038
		134,179,995
	Pharmaceuticals: Other (0.3%)
22,582	Allergan, Inc.	$1,685,746
63,586	Forest Laboratories, Inc.*	2,915,418
41,500	King Pharmaceuticals, Inc.*	517,090
		5,118,254
	Precious Metals (0.3%)
30,439	Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,145,420
76,172	Newmont Mining Corp.	3,381,275
		4,526,695
	Property – Casualty Insurers (1.1%)
48,679	ACE Ltd. (Cayman Islands)	1,876,575
120,799	Allstate Corp. (The)	5,702,921
32,617	Chubb Corp. (The)	2,218,282
28,927	Cincinnati Financial Corp.	1,167,204
37,378	Progressive Corp. (The)	3,001,453
114,691	St. Paul Travelers Companies, Inc.	3,978,631
23,747	XL Capital Ltd. (Class A) (Cayman Islands)	1,667,039
		19,612,105
	Publishing: Books/Magazines (0.0%)
8,638	Meredith Corp.	432,591
	Publishing: Newspapers (0.5%)
14,061	Dow Jones & Co., Inc.	577,204
46,848	Gannett Co., Inc.	3,968,026
13,530	Knight-Ridder, Inc.	871,738
25,564	New York Times Co. (The) (Class A)	1,038,410
56,335	Tribune Co.	2,351,986
		8,807,364
	Pulp & Paper (0.3%)
43,833	Georgia-Pacific Corp.	1,489,445
83,466	International Paper Co.	3,340,309
34,649	MeadWestvaco Corp.	1,044,667
		5,874,421
	Railroads (0.4%)
63,763	Burlington Northern Santa Fe Corp.	2,282,715
36,909	CSX Corp.	1,165,586

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
67,406	Norfolk Southern Corp.	$1,914,330
44,551	Union Pacific Corp.	2,544,308
		7,906,939
	Real Estate Investment Trusts (0.5%)
16,182	Apartment Investment & Management Co. (Class A)	574,461
69,388	Equity Office Properties Trust	1,981,721
48,171	Equity Residential	1,560,259
31,503	Plum Creek Timber Co., Inc.	1,040,859
31,180	ProLogis Trust	1,127,157
35,777	Simon Property Group, Inc.	2,001,723
		8,286,180
	Recreational Products (0.3%)
16,284	Brunswick Corp.	640,124
52,041	Electronic Arts Inc.*	2,590,601
30,324	Hasbro, Inc.	561,904
72,621	Mattel, Inc.	1,168,472
		4,961,101
	Regional Banks (1.5%)
60,560	AmSouth Bancorporation	1,577,588
38,476	Charter One Financial, Inc.	1,711,028
96,768	Fifth Third Bancorp	4,820,014
21,315	First Horizon National Corp.	969,193
20,379	M&T Bank Corp.	1,935,597
38,192	Marshall & Ilsley Corp.	1,530,735
29,738	North Fork Bancorporation, Inc.	1,247,212
37,890	Northern Trust Corp.	1,631,165
52,398	Synovus Financial Corp.	1,330,909
325,856	U.S. Bancorp	9,612,752
15,392	Zions Bancorporation	958,614
		27,324,807
	Restaurants (0.7%)
27,677	Darden Restaurants, Inc.	581,494
216,461	McDonald's Corp.	5,848,776
68,172	Starbucks Corp.*	2,947,757
19,612	Wendy's International, Inc.	674,064
49,756	Yum! Brands, Inc.	1,975,811
		12,027,902
	Savings Banks (0.6%)
26,242	Golden West Financial Corp.	$2,840,172
58,900	Sovereign Bancorp, Inc.	1,287,554
148,697	Washington Mutual, Inc.	5,773,905
		9,901,631
	Semiconductors (2.5%)
60,789	Advanced Micro Devices, Inc.*	694,818
64,360	Altera Corp.*	1,217,691
64,619	Analog Devices, Inc.	2,243,572
53,596	Applied Micro Circuits Corp.*	179,547
54,002	Broadcom Corp. (Class A)*	1,465,614
1,112,008	Intel Corp.	23,674,650
53,196	Linear Technology Corp.	1,902,821
65,694	LSI Logic Corp.*	317,302
55,401	Maxim Integrated Products, Inc.	2,406,065
104,966	Micron Technology, Inc.*	1,208,159
61,681	National Semiconductor Corp.*	822,208
28,528	NVIDIA Corp.*	355,459
30,364	PMC - Sierra, Inc.*	283,600
297,619	Texas Instruments Inc.	5,815,475
59,676	Xilinx, Inc.	1,636,913
		44,223,894
	Services to the Health Industry (0.3%)
13,398	Express Scripts, Inc. (Class A)*	846,754
40,399	IMS Health Inc.	942,509
46,603	Medco Health Solutions Inc.*	1,455,412
17,789	Quest Diagnostics Inc.	1,522,738
		4,767,413
	Specialty Insurance (0.2%)
18,637	Ambac Financial Group, Inc.	1,407,094
24,824	MBIA Inc.	1,421,670
16,985	MGIC Investment Corp.	1,159,566
		3,988,330
	Specialty Stores (0.5%)
45,967	AutoNation, Inc.*	755,697
14,294	AutoZone, Inc.*	1,058,614
51,660	Bed Bath & Beyond Inc.*	1,933,117
15,071	Boise Cascade Corp.	471,572
53,790	Office Depot, Inc.*	861,178

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

NUMBER OF SHARES		VALUE
85,515	Staples, Inc.	$2,452,570
25,168	Tiffany & Co.	778,950
36,785	Toys 'R' Us, Inc.*	597,388
		8,909,086
	Specialty Telecommunications (0.1%)
23,876	CenturyTel, Inc.	768,568
49,418	Citizens Communications Co.	624,149
306,773	Qwest Communications International, Inc.*	886,574
		2,279,291
	Steel (0.1%)
16,037	Allegheny Technologies Inc.	301,656
13,570	Nucor Corp.	1,062,395
19,479	United States Steel Corp.	718,970
14,908	Worthington Industries, Inc.	303,378
		2,386,399
	Telecommunication Equipment (1.3%)
139,070	ADC Telecommunications, Inc.*	297,610
27,620	Andrew Corp.*	306,306
97,598	CIENA Corp.*	177,628
33,634	Comverse Technology, Inc.*	588,931
235,915	Corning Inc.*	2,387,460
736,802	Lucent Technologies Inc.*	2,306,190
403,024	Motorola, Inc.	6,508,838
278,584	QUALCOMM Inc.	10,600,121
71,485	Tellabs, Inc.*	648,369
		23,821,453
	Tobacco (1.1%)
352,584	Altria Group, Inc.	17,258,987
25,789	Reynolds American, Inc.	1,947,070
28,456	UST, Inc.	1,141,655
		20,347,712
	Tools/Hardware (0.1%)
13,612	Black & Decker Corp.	938,275
9,995	Snap-On, Inc.	317,541
14,039	Stanley Works (The)	607,327
		1,863,143
	Trucks/Construction/Farm Machinery (0.5%)
58,781	Caterpillar Inc.	$4,273,379
7,410	Cummins Inc.	498,619
42,798	Deere & Co.	2,707,829
12,003	Navistar International Corp.*	429,467
30,163	PACCAR, Inc.	1,815,511
		9,724,805
	Wholesale Distributors (0.1%)
29,991	Genuine Parts Co.	1,136,959
15,622	Grainger (W.W.), Inc.	834,371
		1,971,330
	Wireless Telecommunications (0.6%)
468,900	AT&T Wireless Services, Inc.*	6,855,318
190,802	Nextel Communications, Inc. (Class A)*	4,424,698
		11,280,016
	Total Common Stocks (Cost $1,656,098,608)	1,774,269,784

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (0.3%)
Repurchase Agreement
$6,339	Joint repurchase agreement account 1.57% due 09/01/04 (dated 08/31/04; proceeds $6,339,276) (a) (Cost $6,339,000)	6,339,000

Total Investments (Cost $1,662,437,608) (b) (c)	100.0%	1,780,608,784
Liabilities in Excess of Other Assets	(0.0)	(517,851)
Net Assets	100.0%	$1,780,090,933

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2004 continued

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $842,667.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $8,037,425 in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes is $1,675,140,139. The aggregate gross unrealized appreciation is $371,889,614 and the aggregate gross unrealized depreciation is $266,420,969, resulting in net unrealized appreciation of $105,468,645.

Futures Contracts Open at August 31, 2004:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
28	Long	S&P 500 Index E-Mini September 2004	$1,545,740	$34,390
26	Long	S&P 500 Index September 2004	7,176,650	(192,292)
Net unrealized depreciation				$(157,902)

Summary of Investments

SECTOR*	VALUE	PERCENT OF NET ASSETS
Finance	$373,889,816	21.0%
Health Technology	204,624,403	11.4
Electronic Technology	168,518,667	9.3
Consumer Non-Durables	143,537,626	8.1
Producer Manufacturing	138,420,649	7.8
Technology Services	125,250,919	7.0
Retail Trade	116,918,025	6.6
Energy Minerals	102,717,305	5.8
Consumer Services	97,795,892	5.5
Communications	65,116,196	3.6
Utilities	51,121,306	2.9
Process Industries	38,034,457	2.2
Health Services	29,093,455	1.7
Transportation	28,373,655	1.6
Consumer Durables	28,000,756	1.6
Industrial Services	23,440,172	1.3
Non-Energy Minerals	16,954,608	1.0
Distribution Services	11,451,767	0.7
Commercial Services	11,010,110	0.6
Repurchase Agreement	6,339,000	0.3
	$1,780,608,784	100.0%

*	The Fund has outstanding long futures contracts with an underlying face amount of $8,722,390 with unrealized depreciation of $157,902.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Investments in securities, at value (cost $1,662,437,608)	$1,780,608,784
Receivable for:
Dividends	3,171,436
Shares of beneficial interest sold	808,118
Variation margin	42,240
Receivable from affiliate	252,232
Prepaid expenses and other assets	77,460
Total Assets	1,784,960,270
Liabilities:
Payable for:
Shares of beneficial interest redeemed	2,734,676
Distribution fee	1,180,599
Investment management fee	303,490
Investments purchased	264,478
Accrued expenses and other payables	386,094
Total Liabilities	4,869,337
Net Assets	$1,780,090,933
Composition of Net Assets:
Paid-in-capital	$1,973,965,497
Net unrealized appreciation	118,013,274
Accumulated undistributed net investment income	8,082,298
Accumulated net realized loss	(319,970,136)
Net Assets	$1,780,090,933
Class A Shares:
Net Assets	$301,295,116
Shares Outstanding (unlimited authorized, $.01 par value)	25,053,687
Net Asset Value Per Share	$12.03
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.70
Class B Shares:
Net Assets	$1,107,667,207
Shares Outstanding (unlimited authorized, $.01 par value)	95,338,616
Net Asset Value Per Share	$11.62
Class C Shares:
Net Assets	$173,019,147
Shares Outstanding (unlimited authorized, $.01 par value)	14,896,714
Net Asset Value Per Share	$11.61
Class D Shares:
Net Assets	$198,109,463
Shares Outstanding (unlimited authorized, $.01 par value)	16,322,527
Net Asset Value Per Share	$12.14

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statement of Operations

For the year ended August 31, 2004

Net Investment Income:
Income
Dividends	$31,890,024
Interest	139,177
Total Income	32,029,201
Expenses
Distribution fee (Class A shares)	655,430
Distribution fee (Class B shares)	11,988,849
Distribution fee (Class C shares)	1,770,268
Investment management fee	6,134,272
Transfer agent fees and expenses	2,777,297
Professional fees	309,770
Shareholder reports and notices	185,703
Custodian fees	129,768
Registration fees	117,800
Trustees' fees and expenses	20,769
Other	224,452
Total Expenses	24,314,378
Less: amounts waived/reimbursed	1,268,750
Net Expenses	23,045,628
Net Investment Income	8,983,573
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(32,514,373)
Futures contracts	2,325,194
Net Realized Loss	(30,189,179)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	197,504,939
Futures contracts	(476,284)
Net Appreciation	197,028,655
Net Gain	166,839,476
Net Increase	$175,823,049

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2004	FOR THE YEAR ENDED AUGUST 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$8,983,573	$7,904,451
Net realized loss	(30,189,179)	(39,422,328)
Net change in unrealized appreciation	197,028,655	190,413,420
Net Increase	175,823,049	158,895,543
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,527,310)	(1,059,177)
Class B shares	(2,842,053)	—
Class C shares	(512,905)	—
Class D shares	(2,217,884)	(1,290,827)
Total Dividends	(8,100,152)	(2,350,004)
Net decrease from transactions in shares of beneficial interest	(122,306,210)	(33,864,106)
Net Increase	45,416,687	122,681,433
Net Assets:
Beginning of period	1,734,674,246	1,611,992,813
End of Period (Including accumulated undistributed net investment income of $8,082,298 and $7,285,866, respectively)	$1,780,090,933	$1,734,674,246

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2004 continued

a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2004 continued

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.20% to the net assets of the Fund determined as of the close of each business day. (Prior to May 1, 2004, the annual rate was 0.40% of the portion of daily net assets not exceeding $1.5 billion; 0.375% of the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% of the portion of daily net assets in excess of $3 billion).

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.40% of the daily net assets of the Fund. (Prior to May 1, 2004, the limitation was 0.50%).

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $42,265,099 at August 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2004 continued

shares of $11,816, $2,387,733 and $41,456, respectively and received $386,752 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2004 aggregated $40,397,428 and $143,241,998, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $578,287, as well as a realized gain of $9,709.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $6,700.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2004 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2004		FOR THE YEAR ENDED AUGUST 31, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	11,255,434	$134,194,035	10,488,519	$103,054,438
Reinvestment of dividends	206,673	2,449,074	105,392	1,020,200
Redeemed	(7,675,856)	(92,058,323)	(5,565,675)	(54,696,361)
Net increase – Class A	3,786,251	44,584,786	5,028,236	49,378,277
CLASS B SHARES
Sold	12,211,344	140,102,363	21,183,000	202,881,480
Reinvestment of dividends	221,123	2,545,116	—	—
Redeemed	(26,528,825)	(305,904,240)	(33,495,369)	(314,102,708)
Net decrease – Class B	(14,096,358)	(163,256,761)	(12,312,369)	(111,221,228)
CLASS C SHARES
Sold	3,418,503	39,361,945	3,918,125	37,713,844
Reinvestment of dividends	41,702	479,992	—	—
Redeemed	(3,742,890)	(43,289,520)	(4,009,024)	(38,062,695)
Net increase (decrease) – Class C	(282,685)	(3,447,583)	90,899	(348,851)
CLASS D SHARES
Sold	4,739,786	56,679,623	6,932,537	68,900,746
Reinvestment of dividends	144,815	1,729,093	106,565	1,039,006
Redeemed	(4,866,322)	(58,595,368)	(4,289,985)	(41,612,056)
Net increase (decrease) – Class D	18,279	(186,652)	2,749,117	28,327,696
Net decrease in Fund	(10,574,513)	$(122,306,210)	(4,625,915)	$(33,864,106)

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2004 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED AUGUST 31, 2004	FOR THE YEAR ENDED AUGUST 31, 2003
Ordinary income	$8,100,152	$2,350,004

As of August 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$8,042,311
Undistributed long-term gains	—
Net accumulated earnings	8,042,311
Capital loss carryforward*	(278,205,062)
Post-October losses	(29,180,458)
Net unrealized appreciation	105,468,645
Total accumulated losses	$(193,874,564)

* As of August 31, 2004, the Fund had a net capital loss carryforward of $278,205,062 of which $687,345 will expire on August 31, 2006, $1,110,663 will expire on August 31, 2007, $14,522,885 will expire on August 31, 2008, $14,524,329 will expire on August 31, 2009, $66,339,275 will expire on August 31, 2010, $156,244,657 will expire on August 31, 2011 and $24,775,908 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

The Fund obtained a net capital loss carryforward of $16,493,580 from prior year fund acquisitions. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $86,989.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2004 continued

consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

On August 6, 2003, a complaint was filed in the United States District Court for the Southern District of New York by a shareholder of the Fund on behalf of the Fund against Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc. (collectively, the "Defendants") alleging breach of fiduciary duty in respect of the Defendant's compensation. Plaintiff alleges the Fund trustees are not independent as required and seeks a declaration that the investment management and distribution agreements between the Fund and the Defendants are void. Plaintiff also alleges that the investment management and distribution fees were excessive and seeks damages equivalent to the investment management and distribution fees paid to the Defendants. The Defendants believe that the lawsuit has no merit. Defendant's motion to dismiss the complaint was granted, a decision that Plaintiff appealed. The ultimate outcome of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of such a matter.

Morgan Stanley S&P 500 Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2004	2003	2002	2001	2000
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.97	$9.91	$12.17	$16.20	$14.05
Income (loss) from investment operations:
Net investment income‡	0.12	0.11	0.08	0.08	0.08
Net realized and unrealized gain (loss)	1.05	1.01	(2.34)	(4.11)	2.10
Total income (loss) from investment operations	1.17	1.12	(2.26)	(4.03)	2.18
Less dividends and distributions from:
Net investment income	(0.11)	(0.06)	—	—	—
Net realized gain	—	—	—	—	(0.03)
Total dividends and distributions	(0.11)	(0.06)	—	—	(0.03)
Net asset value, end of period	$12.03	$10.97	$9.91	$12.17	$16.20
Total Return†	10.70%	11.36%	(18.57)%	(24.83)%	15.49%
Ratios to Average Net Assets(1)(2):
Expenses	0.70%	0.70%	0.73%	0.69%	0.75%
Net investment income	1.03%	1.11%	0.73%	0.59%	0.49%
Supplemental Data:
Net assets, end of period, in millions	$301	$233	$161	$159	$183
Portfolio turnover rate	2%	2%	12%	4%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2004	0.77%	0.96%
August 31, 2003	0.82%	0.99%
August 31, 2002	0.80%	0.66%
August 31, 2001	0.72%	0.56%
August 31, 2000	0.76%	0.48%

(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2004	2003	2002	2001	2000
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.60	$9.60	$11.88	$15.94	$13.93
Income (loss) from investment operations:
Net investment income (loss)‡	0.03	0.03	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	1.02	0.97	(2.27)	(4.03)	2.08
Total income (loss) from investment operations	1.05	1.00	(2.28)	(4.06)	2.04
Less dividends and distributions from:
Net investment income	(0.03)	—	—	—	—
Net realized gain	—	—	—	—	(0.03)
Total dividends and distributions	(0.03)	—	—	—	(0.03)
Net asset value, end of period	$11.62	$10.60	$9.60	$11.88	$15.94
Total Return†	9.88%	10.42%	(19.19)%	(25.47)%	14.69%
Ratios to Average Net Assets(1)(2):
Expenses	1.46%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.27%	0.31%	(0.04)%	(0.22)%	(0.26)%
Supplemental Data:
Net assets, end of period, in millions	$1,108	$1,160	$1,169	$1,544	$2,036
Portfolio turnover rate	2%	2%	12%	4%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
August 31, 2004	1.53%	0.20%
August 31, 2003	1.62%	0.19%
August 31, 2002	1.57%	(0.11)%
August 31, 2001	1.53%	(0.25)%
August 31, 2000	1.51%	(0.27)%

(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2004	2003	2002	2001	2000
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.60	$9.60	$11.88	$15.94	$13.93
Income (loss) from investment operations:
Net investment income (loss)‡	0.03	0.03	0.00	(0.03)	(0.04)
Net realized and unrealized gain (loss)	1.01	0.97	(2.28)	(4.03)	2.08
Total income (loss) from investment operations	1.04	1.00	(2.28)	(4.06)	2.04
Less dividends and distributions from:
Net investment income	(0.03)	—	—	—	—
Net realized gain	—	—	—	—	(0.03)
Total dividends and distributions	(0.03)	—	—	—	(0.03)
Net asset value, end of period	$11.61	$10.60	$9.60	$11.88	$15.94
Total Return†	9.85%	10.42%	(19.19)%	(25.47)%	14.69%
Ratios to Average Net Assets(1)(2):
Expenses	1.46%	1.49%	1.49%	1.50%	1.50%
Net investment income (loss)	0.27%	0.32%	(0.03)%	(0.22)%	(0.26)%
Supplemental Data:
Net assets, end of period, in millions	$173	$161	$147	$169	$211
Portfolio turnover rate	2%	2%	12%	4%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
August 31, 2004	1.53%	0.20%
August 31, 2003	1.61%	0.20%
August 31, 2002	1.56%	(0.10)%
August 31, 2001	1.53%	(0.25)%
August 31, 2000	1.51%	(0.27)%

(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2004	2003	2002	2001	2000
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.06	$10.00	$12.26	$16.28	$14.09
Income (loss) from investment operations:
Net investment income‡	0.15	0.13	0.11	0.11	0.11
Net realized and unrealized gain (loss)	1.06	1.02	(2.37)	(4.13)	2.11
Total income (loss) from investment operations	1.21	1.15	(2.26)	(4.02)	2.22
Less dividends and distributions from:
Net investment income	(0.13)	(0.09)	—	—	—
Net realized gain	—	—	—	—	(0.03)
Total dividends and distributions	(0.13)	(0.09)	—	—	(0.03)
Net asset value, end of period	$12.14	$11.06	$10.00	$12.26	$16.28
Total Return†	10.97%	11.59%	(18.43)%	(24.69)%	15.81%
Ratios to Average Net Assets(1)(2):
Expenses	0.46%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.27%	1.31%	0.96%	0.78%	0.74%
Supplemental Data:
Net assets, end of period, in millions	$198	$180	$136	$118	$92
Portfolio turnover rate	2%	2%	12%	4%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2004	0.53%	1.20%
August 31, 2003	0.62%	1.19%
August 31, 2002	0.57%	0.89%
August 31, 2001	0.53%	0.75%
August 31, 2000	0.51%	0.73%

(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley S&P 500 Index Fund (the "Fund"), including the portfolio of investments, as of August 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley S&P 500 Index Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 21, 2004

2004 Federal Tax Notice (unaudited)

During the fiscal year ended August 31, 2004, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's income dividends paid during the fiscal year ended August 31, 2004 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (62) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (72) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (51) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer-Office of the Funds (since November 2003); Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Retail Funds (March 2001-July 2003) and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Amy R. Doberman (42) 1221 Avenue of Americas New York, NY	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Manager, Vice President of the Institutional and Retail Funds (since July 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (39) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003), Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

36007RPT-RA04-00653P-Y08/04	MORGAN STANLEY FUNDS
Morgan Stanley S&P 500 Index Fund Annual Report August 31, 2004

Item 2.  Code of Ethics.

(a)    The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2004
                                                            REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES........................            $  27,185        N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $     452(2)     $ 5,067,400(2)
                        TAX FEES................            $   4,889(3)     $   545,053(4)
                        ALL OTHER FEES..........            $-               $ -
              TOTAL NON-AUDIT FEES..........                $   5,341        $ 5,612,453

              TOTAL.............................            $  32,526        $ 5,612,453

           2003
                                                            REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES........................            $  25,630        N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $     684(2)     $ 1,086,576(2)
                        TAX FEES................            $   5,099(3)     $   252,500(4)
                        ALL OTHER FEES..........            $ -              $ -        (5)
              TOTAL NON-AUDIT FEES.........                 $   5,783        $ 1,339,076

              TOTAL.............................            $  31,413        $ 1,339,076

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit
Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit
Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------------------
(1)      This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
         and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                       3

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent
Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the
Audit Committee, the Audit Committee may grant general pre-approval to other
Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3,
N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                       4

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in
Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the
Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide
Tax services to the Fund and, to the extent they are Covered Services, the
Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the
Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit
Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the
Independent Auditors that do not require specific approval by the Audit
Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief
Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit
Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's
Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent
Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the
Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered
Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h)  The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and

                                       7

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

                                       8

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004

                                       9

                                                                    EXHIBIT 11 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
      --------------------------------------------------------------------
                              ADOPTED JULY 31, 2003
                              ---------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o      honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o      full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o      compliance with applicable laws and governmental rules and regulations;

         o      prompt internal reporting of violations of the Code to an
                appropriate person or persons identified in the Code; and

         o      accountability for adherence to the Code.

                Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may

                                       10

not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o      use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the
                Fund whereby the Covered Officer would benefit personally
                (directly or indirectly) to the detriment of the Fund;

         o      cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o      use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the
                Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       11

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o      service or significant business relationships as a director on the board of any public or private company;

         o      accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective
                business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment;
                provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any
                question of impropriety;

         o      any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o      a direct or indirect financial interest in commissions,
                transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o      Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

         o      each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
                Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o      each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public
                communications made by the Funds; and

                                       12

         o      it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o      upon adoption of the Code (thereafter as applicable, upon
                becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o      annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o      not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o      notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o      the General Counsel will take all appropriate action to
                investigate any potential violations reported to him;

         o      if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o      any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o      if the directors/trustees/managing general partners who are not
                "interested persons" as defined by the Investment Company Act
                (the "Independent Directors/Trustees/Managing General Partners")
                of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

------------------------------
(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

                policies and procedures; notification to appropriate
                personnel of the investment adviser or its board; or a
                recommendation to dismiss the Covered Officer or other
                appropriate disciplinary actions;

         o      the Independent Directors/Trustees/Managing General Partners of
                the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o      any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       14

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       15

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       16

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       17

                                                                   EXHIBIT 11 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       18

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  October 20, 2004

                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                       19

                                                                   EXHIBIT 11 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       20

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  October 20, 2004

                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2004                       /s/ Ronald E. Robison
                                             ---------------------------
                                             Ronald E. Robison
                                             Principal Executive
Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan
Stanley S&P 500 Index Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2004                      /s/ Francis Smith
                                            ----------------------
                                            Francis Smith
                                            Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan
Stanley S&P 500 Index Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       23